PROVISIONS AND OTHER FINANCIAL LIABILITIES - Summary of business acquisition provisions (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other provisions [abstract]
Deferred consideration	$ 136,053	$ 96,855
Contingent consideration	346,894	131,122
Put option	427,867	109,394
Acquisition Liabilities	$ 910,814	$ 337,371	$ 7,573